Vessels under construction	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Vessels under construction	Vessels under construction
As at December 31, 2022, the vessels under construction balance includes $49,022,000 of capitalized interest for the year ended December 31, 2022 (December 31, 2021 – $18,870,000).
As at December 31, 2022, the vessels under construction balance includes $1,122,655,000 of installment payments for the year ended December 31, 2022 (December 31, 2021 – $1,284,512,000).